BUSINESS COMBINATIONS - Narrative (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Millions					12 Months Ended
	Feb. 28, 2025	Dec. 09, 2024	Jul. 18, 2024	Feb. 21, 2023	Dec. 31, 2024	Dec. 31, 2023
Customer Relationships
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life			5 years	3 years
Trademarks and Trade Names
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life				3 years
Technology Valued
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life				5 years
Fierce Company
Business Acquisition [Line Items]
Business combination, consideration transferred		$ 12.5
Payments to acquire businesses, gross		3.0
Business combination, consideration transferred, equity interests issued and issuable		9.5
Business combination, contingent consideration, liability		1.2
Business combination recognized identifiable assets acquired and liabilities assumed, deferred tax assets		3.3
Business acquisition, transaction costs		0.2
Fierce Company | Trade Names
Business Acquisition [Line Items]
Intangible assets		$ 0.4
CryptoManufaktur
Business Acquisition [Line Items]
Business combination, consideration transferred			$ 12.4
Business combination, contingent consideration, liability			5.5
Business acquisition, transaction costs			0.5
Business combination, consideration transferred, equity interests issued and issuable (in shares)	76,573
Business acquisition, pro forma revenue					$ 22.0	$ 21.0
Business acquisition, pro forma net income (loss)					$ 2.0	$ 1.0
CryptoManufaktur | Customer Relationships
Business Acquisition [Line Items]
Intangible assets			$ 7.2
GK8
Business Acquisition [Line Items]
Business combination, consideration transferred				$ 44.0
Business combination, contingent consideration, liability				44.0
Business acquisition, goodwill, expected tax deductible amount				17.2
Business acquisition, transaction costs				2.3
GK8 | Customer Relationships
Business Acquisition [Line Items]
Intangible assets				2.9
GK8 | Trademarks and Trade Names
Business Acquisition [Line Items]
Intangible assets				3.2
GK8 | Technology Valued
Business Acquisition [Line Items]
Intangible assets				$ 17.2